Annual Total Returns- Federated Hermes California Municipal Cash Trust (Cash Series Shares) [BarChart] - Cash Series Shares - Federated Hermes California Municipal Cash Trust - CS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.03%	0.04%	0.02%	0.08%	0.25%	0.05%	0.42%	0.45%	0.13%